CONTINGENT LIABILITIES (Details) € in Millions, $ in Millions	Dec. 31, 2025 CAD ($)	Feb. 15, 2017 EUR (€)	Feb. 15, 2017 CAD ($)
Income tax reassessment
CONTINGENT LIABILITIES
Provision made | $	$ 0
Income tax reassessment
CONTINGENT LIABILITIES
Contingent amount payable		€ 3.3	$ 5
Preliminary assessment
CONTINGENT LIABILITIES
Contingent amount payable | €		€ 11.4